GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 6

LOANNUMBER	GS_LOAN_NUMBER	DBRSINITIALCREDITGRADE	S&PINITIALCREDITGRADE	FITCHINITIALCREDITGRADE	MOODYSINITIALCREDITGRADE	DBRSINITIALCOMPLIANCEGRADE	S&PINITIALCOMPIANCEGRADE	FITCHINITIALCOMPLIANCEGRADE	MOODYSINITIALCOMPLIANCEGRADE	DBRSINITIALVALUATIONGRADE	S&PINITIALVALUATIONGRADE	FITCHINITIALVALUATIONGRADE	MOODYSINITIALVALUATIONGRADE	DBRSINITIALOVERALLGRADE	S&PINITIALOVERALLGRADE	FITCHINITIALOVERALLGRADE	MOODYSINITIALOVERALLGRADE	DBRSFINALCREDITGRADE	S&PFINALCREDITGRADE	FITCHFINALCREDITGRADE	MOODYSFINALCREDITGRADE	DBRS Final Compliance Grade	S&PFINALCOMPLIANCEGRADE	FITCHFINALCOMPLIANCEGRADE	MOODYSFINALCOMPLIANCEGRADE	DBRS Final Valuation Grade	S&PFINALVALUATIONGRADE	FITCHFINALVALUATIONGRADE	MOODYSFINALVALUATIONGRADE	DBRSFINALOVERALLGRADE	S&PFINALOVERALLGRADE	FITCHFINALOVERALLGRADE	MOODYSFINALOVERALLGRADE
720000030	XXXXX	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B